Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated February 28, 2018 to the

Blackstone Alternative Multi-Strategy Fund (the "Fund")

Prospectus and Statement of Additional Information,

each dated July 31, 2017, as supplemented

Addition of Sub-Advisers

Pursuant to action taken by the Board of Trustees of the Fund, Endeavour Capital Advisors Inc. ("Endeavour") and NWI Management, L.P. ("NWI") will each serve as discretionary sub-advisers to the Fund.

Effective immediately, the Fund's Prospectus and Statement of Additional Information are revised as follows:

The list of sub-advisers to the Fund in the "Principal Investment Strategies" section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Cerebellum Capital	Equity Hedge Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSA Capital Partners LLP	Macro Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital, Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Non-Discretionary Sub-Adviser	Strategy
Gracian Capital LLC	Equity Hedge Strategies

The Adviser's Allocation and Management of Assets

The first paragraph in the "Fund Summary—Principal Investment Strategies" section of the Prospectus is deleted in its entirety and replaced with the following:

Blackstone Alternative Investment Advisors LLC (the "Adviser") seeks to achieve the Fund's objective by allocating the Fund's assets among a variety of non-traditional or "alternative" investment strategies. The Adviser allocates the Fund's assets among sub-advisers with experience managing alternative investment strategies (the "Sub-Advisers") and among Investment Funds (as described below). The Adviser also manages a portion of the Fund's assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. In pursuing the Fund's investment objective, the Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The main strategies of the Fund and Investment Funds include:

Considerations in Allocating the Fund's Assets

Each of the second full paragraphs in the "Fund Summary—Principal Investment Strategies" of the Prospectus and the third non-bulleted paragraph in the "More on the Fund's Investment Strategies, Investments, and Risks—Investment Strategy" section of the Prospectus is deleted in its entirety and replaced with the following:

The Adviser determines the allocations of the Fund's assets and allocates a majority of the Fund's assets among a number of affiliated and unaffiliated Sub-Advisers with expertise in alternative investment strategies. The Adviser is responsible for selecting the strategies, for identifying and retaining Sub-Advisers with expertise in the selected strategies, and for determining the amount of Fund assets to allocate to each Sub-Adviser or to manage directly. The Adviser may adjust allocations from time to time among strategies or Sub-Advisers based on its assessment of market conditions and/or Sub-Adviser strategies. The Adviser, from time to time, may also choose not to allocate to certain Sub-Advisers, and there may be lengthy periods of time when there is no allocation to one or more Sub-Advisers or strategies described in this Prospectus. In allocating the Fund's assets among alternative strategies, the Adviser reviews a number of quantitative and qualitative factors, including, without limitation, macroeconomic scenarios, diversification, strategy capacity, regulatory constraints, and the fees associated with the strategy. For additional information, please reference "More on Fund Management—Selection of Sub-Advisers."

Conflicts of Interest Risk

The following "Conflicts of Interest Risk" is added to the "Fund Summary—Principal Investment Risks" and "More on the Fund's Investment Strategies, Investments, and Risks—Principal Investment Risks" sections of the Prospectus:

Conflicts of Interest Risk. The Adviser and Sub-Advisers have conflicts of interest that could interfere with their management of the Fund. These conflicts, which are disclosed in the SAI, include, without limitation:

•

Allocation of Investment Opportunities. The Adviser and Sub-Advisers (or their affiliates) manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest in investment and allocation decisions regarding the allocation of investments that may be appropriate for the Fund and other clients of the Adviser, a Sub-Adviser or their affiliates. None of the Adviser, the Sub-Advisers or their affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other funds and/or accounts managed by them, for the benefit of the management of the Fund. No affiliate of the Adviser or a Sub-Adviser is under any obligation to share any investment opportunity, including an investment technique, idea, model or strategy, with the Fund. The portfolio compositions and performance results therefore will differ across the Fund and other such funds and/or accounts. These conflicts of interest are exacerbated to the extent that the Adviser's or Sub-Advisers' other clients are proprietary or pay them higher fees or performance-based fees.

•	Other Activities of the Adviser or Sub-Advisers. The activities in which the Adviser or Sub-Advisers and their affiliates are involved in on behalf of other accounts may limit or preclude the flexibility that the Fund may otherwise have to participate in certain investments.

•	Financial Interests in Sub-Advisers. The Adviser and its affiliates have financial interests in asset managers. Any allocation by the Adviser to a subsidiary or other affiliate benefits The Blackstone Group L.P ("Blackstone") and any redemption or reduction of such allocation would be detrimental to Blackstone, creating potential conflicts of interest in allocation decisions.

•	Financial Interests in Service Providers. The Adviser or Sub-Advisers and their affiliates may have financial interests in a service provider to the Fund. For example, the Adviser is in the process of onboarding Arcesium LLC ("Arcesium") to provide certain middle- and back-office services and technology to the Fund. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Adviser owns a non-controlling, minority interest in Arcesium.

Limited Capacity Risk

The following "Limited Capacity Risk" is added to the "Fund Summary—Principal Investment Risks" and "More on the Fund's Investment Strategies, Investments, and Risks—Principal Investment Risks" sections of the Prospectus:

Limited Capacity Risk. Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund's assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact performance and the portfolio composition of the Fund.

Leverage Risk

The "Leverage Risk" paragraph under the "Fund Summary—Principal Investment Risks" section of the Prospectus is deleted in its entirety and replaced with the following:

Leverage Risk. To the extent permitted under the 1940 Act, the Fund may borrow money or engage in other transactions, such as investments in derivatives or lending its securities and using the collateral to purchase any investment, that create investment leverage for investment or other purposes. In addition, the allocation to Sub-Advisers, together with the assets managed directly by the Adviser, may exceed 100% of the Fund's net assets. Use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund's portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation or position coverage requirements. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated February 28, 2018 to the

Blackstone Alternative Multi-Strategy Fund (the "Fund")

Prospectus and Statement of Additional Information,

each dated July 31, 2017, as supplemented

Addition of Sub-Advisers

Pursuant to action taken by the Board of Trustees of the Fund, Endeavour Capital Advisors Inc. ("Endeavour") and NWI Management, L.P. ("NWI") will each serve as discretionary sub-advisers to the Fund.

Effective immediately, the Fund's Prospectus and Statement of Additional Information are revised as follows:

The list of sub-advisers to the Fund in the "Principal Investment Strategies" section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Cerebellum Capital	Equity Hedge Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSA Capital Partners LLP	Macro Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital, Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Non-Discretionary Sub-Adviser	Strategy
Gracian Capital LLC	Equity Hedge Strategies

The Adviser's Allocation and Management of Assets

The first paragraph in the "Fund Summary—Principal Investment Strategies" section of the Prospectus is deleted in its entirety and replaced with the following:

Blackstone Alternative Investment Advisors LLC (the "Adviser") seeks to achieve the Fund's objective by allocating the Fund's assets among a variety of non-traditional or "alternative" investment strategies. The Adviser allocates the Fund's assets among sub-advisers with experience managing alternative investment strategies (the "Sub-Advisers") and among Investment Funds (as described below). The Adviser also manages a portion of the Fund's assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. In pursuing the Fund's investment objective, the Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The main strategies of the Fund and Investment Funds include:

Considerations in Allocating the Fund's Assets

Each of the second full paragraphs in the "Fund Summary—Principal Investment Strategies" of the Prospectus and the third non-bulleted paragraph in the "More on the Fund's Investment Strategies, Investments, and Risks—Investment Strategy" section of the Prospectus is deleted in its entirety and replaced with the following:

The Adviser determines the allocations of the Fund's assets and allocates a majority of the Fund's assets among a number of affiliated and unaffiliated Sub-Advisers with expertise in alternative investment strategies. The Adviser is responsible for selecting the strategies, for identifying and retaining Sub-Advisers with expertise in the selected strategies, and for determining the amount of Fund assets to allocate to each Sub-Adviser or to manage directly. The Adviser may adjust allocations from time to time among strategies or Sub-Advisers based on its assessment of market conditions and/or Sub-Adviser strategies. The Adviser, from time to time, may also choose not to allocate to certain Sub-Advisers, and there may be lengthy periods of time when there is no allocation to one or more Sub-Advisers or strategies described in this Prospectus. In allocating the Fund's assets among alternative strategies, the Adviser reviews a number of quantitative and qualitative factors, including, without limitation, macroeconomic scenarios, diversification, strategy capacity, regulatory constraints, and the fees associated with the strategy. For additional information, please reference "More on Fund Management—Selection of Sub-Advisers."

Conflicts of Interest Risk

The following "Conflicts of Interest Risk" is added to the "Fund Summary—Principal Investment Risks" and "More on the Fund's Investment Strategies, Investments, and Risks—Principal Investment Risks" sections of the Prospectus:

Conflicts of Interest Risk. The Adviser and Sub-Advisers have conflicts of interest that could interfere with their management of the Fund. These conflicts, which are disclosed in the SAI, include, without limitation:

•

Allocation of Investment Opportunities. The Adviser and Sub-Advisers (or their affiliates) manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest in investment and allocation decisions regarding the allocation of investments that may be appropriate for the Fund and other clients of the Adviser, a Sub-Adviser or their affiliates. None of the Adviser, the Sub-Advisers or their affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other funds and/or accounts managed by them, for the benefit of the management of the Fund. No affiliate of the Adviser or a Sub-Adviser is under any obligation to share any investment opportunity, including an investment technique, idea, model or strategy, with the Fund. The portfolio compositions and performance results therefore will differ across the Fund and other such funds and/or accounts. These conflicts of interest are exacerbated to the extent that the Adviser's or Sub-Advisers' other clients are proprietary or pay them higher fees or performance-based fees.

•	Other Activities of the Adviser or Sub-Advisers. The activities in which the Adviser or Sub-Advisers and their affiliates are involved in on behalf of other accounts may limit or preclude the flexibility that the Fund may otherwise have to participate in certain investments.

•	Financial Interests in Sub-Advisers. The Adviser and its affiliates have financial interests in asset managers. Any allocation by the Adviser to a subsidiary or other affiliate benefits The Blackstone Group L.P ("Blackstone") and any redemption or reduction of such allocation would be detrimental to Blackstone, creating potential conflicts of interest in allocation decisions.

•	Financial Interests in Service Providers. The Adviser or Sub-Advisers and their affiliates may have financial interests in a service provider to the Fund. For example, the Adviser is in the process of onboarding Arcesium LLC ("Arcesium") to provide certain middle- and back-office services and technology to the Fund. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Adviser owns a non-controlling, minority interest in Arcesium.

Limited Capacity Risk

The following "Limited Capacity Risk" is added to the "Fund Summary—Principal Investment Risks" and "More on the Fund's Investment Strategies, Investments, and Risks—Principal Investment Risks" sections of the Prospectus:

Limited Capacity Risk. Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund's assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact performance and the portfolio composition of the Fund.

Leverage Risk

The "Leverage Risk" paragraph under the "Fund Summary—Principal Investment Risks" section of the Prospectus is deleted in its entirety and replaced with the following:

Leverage Risk. To the extent permitted under the 1940 Act, the Fund may borrow money or engage in other transactions, such as investments in derivatives or lending its securities and using the collateral to purchase any investment, that create investment leverage for investment or other purposes. In addition, the allocation to Sub-Advisers, together with the assets managed directly by the Adviser, may exceed 100% of the Fund's net assets. Use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund's portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation or position coverage requirements. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.